Asset impairment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired Long-Lived Assets Held and Used [Line Items]
Net charges related to Ukraine Conflict	$ 2,665,651	$ 0	$ 0
Write-offs and impairments of flight equipment
Impaired Long-Lived Assets Held and Used [Line Items]
Net charges related to Ukraine Conflict	3,160,000
Write-Off
Impaired Long-Lived Assets Held and Used [Line Items]
Net charges related to Ukraine Conflict	2,900,000
Impairment
Impaired Long-Lived Assets Held and Used [Line Items]
Net charges related to Ukraine Conflict	$ 295,000